IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure	$ 723,177	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 6,930	$ 7,770
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 6,060	$ 6,780
Exposure percentage	87.40%	87.30%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 860	$ 970
Exposure percentage	12.40%	12.50%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10	$ 10
Exposure percentage	0.20%	0.10%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 0	$ 10
Exposure percentage	0.00%	0.10%